SCHEDULE OF DEPOSIT PREPAYMENTS AND OTHER RECEIVABLES (Details) - USD ($)	Nov. 30, 2023	Aug. 31, 2023	Aug. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deposits and Prepayments	$ 122,364	$ 20,777	$ 61,270
Other receivables (Advances to suppliers)	373,086	596,730	770,396
Total	$ 495,450	$ 617,507	$ 831,666